SHAREHOLDERS' EQUITY (Narrative) (Details)	12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014 Israeli Employees [Member] USD ($)	Dec. 31, 2013 Israeli Employees [Member]	Dec. 31, 2014 2003 option plan [Member]	Dec. 31, 2014 2006 option plan [Member]	Dec. 31, 2014 Stock Compensation Plan [Member] USD ($)	Dec. 31, 2014 Restricted Stock Units (RSUs) [Member] USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2014 Restricted Stock Units (RSUs) [Member] 2006 option plan [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member] 2006 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized		20,000,000
Ordinary shares, shares authorized	200,000,000		200,000,000
Ordinary shares, par value per share		0.1	0.1
Intrinsic value of options outstanding	4,085,000
Intrinsic value of options exercisable	2,983,000
Intrinsic value of options vested and expected to vest	3,436,000
Intrinsic value of options exercised	1,901,000
Stock options vested during period	428,828
Weighted average remaining contractual life of options outstanding	7 years 3 months 4 days
Weighted-average remaining contractual life of exercisable options	6 years 25 days
Unrecognized compensation cost related to non-vested stock options										$ 9,312,000	$ 4,500,000
Unrecognized compensation cost, recognition period										2 years 1 month 17 days	2 years 1 month 17 days
Options outstanding	2,531,381		2,875,003	2,709,910	3,164,090			2,183	2,529,198
Shares available for future issuance										209,833
Options granted						8,333	60,130
Vesting period for plan										4 years			4 years
Options, expiration period										10 years
Number of restricted stock units outstanding											445,264	14,208	445,264
Exercise Price						$ 0.03
Granted											561,873		561,873	14,969